united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08037

Horizon Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2015

Item 1. Schedule of Investments.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015

Shares		Value
	COMMON STOCKS - 5.1%
	AEROSPACE/DEFENSE - 0.0%
241	Lockheed Martin Corp.	$ 48,484
289	Northrop Grumman Corp.	47,321
		95,805
	AGRICULTURE - 0.0%
583	Reynolds American, Inc.	48,826

	APPAREL - 0.1%
11,925	Crocs, Inc. *	175,655
503	Under Armour, Inc. *	48,052
2,967	VF Corp.	214,900
		438,607
	AUTO MANUFACTURERS - 0.1%
23,394	Navistar International Corp. *	417,349

	BANKS - 0.1%
11,678	Bank of America Corp.	190,819
279	JPMorgan Chase & Co.	17,884
1,251	Wells Fargo & Co.	66,716
		275,419
	BIOTECHNOLOGY - 0.4%
5,784	Acorda Therapeutics, Inc. *	184,914
283	Amgen, Inc.	42,954
3,012	Biogen, Inc. *	895,468
196	Gilead Sciences, Inc.	20,594
23,257	Spectrum Pharmaceuticals, Inc. *	169,078
		1,313,008
	CHEMICALS - 0.3%
10,992	LyondellBasell Industries NV	938,497

	COMPUTERS - 0.0%
429	Apple, Inc.	48,374

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
20	Ameriprise Financial, Inc.	2,253
8,405	E*TRADE Financial Corp. *	220,967
21,575	Franklin Resources, Inc.	875,514
663	Visa, Inc.	47,272
		1,146,006
	ELECTRONICS - 0.0%
282	Thermo Fisher Scientific, Inc.	35,354

	FOOD - 0.2%
3,781	Hormel Foods Corp.	231,019
5,707	Sanderson Farms, Inc.	394,011
		625,030
	HAND/MACHINE TOOLS - 0.0%
91	Snap-on, Inc.	14,539

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

Shares		Value
	HEALTHCARE-PRODUCTS - 0.6%
60,262	Accuray, Inc. *	$ 415,205
43,787	Affymetrix, Inc. *	408,533
26,178	BioTelemetry, Inc. *	374,084
8,439	Cynosure, Inc. *	267,010
21,367	Luminex Corp. *	389,307
		1,854,139
	HEALTHCARE-SERVICES - 0.0%
244	Aetna, Inc.	27,943

	INSURANCE - 0.2%
1,394	Berkshire Hathaway, Inc. *	186,852
1,051	Hartford Financial Services Group, Inc.	48,293
213	Torchmark Corp.	12,452
5,569	XL Group PLC	207,668
		455,265
	INTERNET - 0.1%
35	Amazon.com, Inc. *	17,951
206	Expedia, Inc.	23,688
532	Facebook, Inc. *	47,577
1,856	TripAdvisor, Inc. *	129,734
		218,950
	IRON/STEEL - 0.1%
2,710	Reliance Steel & Aluminum Co.	157,505

	LEISURE TIME - 0.1%
5,014	Carnival Corp.	246,839
142	Royal Caribbean Cruises Ltd.	12,519
		259,358
	MACHINERY - 0.3%
29,457	Briggs & Stratton Corp.	588,551
1,260	Roper Technologies, Inc.	204,233
		792,784
	MEDIA - 0.3%
22,147	Viacom, Inc.	902,933
287	Walt Disney Co.	29,240
		932,173
	MISCELLANEOUS MANUFACTURING - 0.0%
758	General Electric Co.	18,814

	OIL & GAS - 0.5%
137,768	Chesapeake Energy Corp.	1,075,968
314	Exxon Mobil Corp.	23,625
2,214	SM Energy Co.	81,254
3,498	Valero Energy Corp.	207,571
		1,388,418
	PHARMACEUTICALS - 0.1%
208	Johnson & Johnson	19,548
12,631	Omega Protein Corp. *	215,611
948	Pfizer, Inc.	30,545
		265,704

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

Shares		Value
	RETAIL - 0.4%
254	CVS Health Corp.	$ 26,010
619	L Brands, Inc.	51,934
3,195	TJX Cos., Inc.	224,672
2,872	Tractor Supply Co.	245,010
62,880	Tuesday Morning Corp. *	498,638
		1,046,264
	SEMICONDUCTORS - 0.5%
64,118	FormFactor, Inc. *	426,385
38,183	IXYS Corp.	450,178
12,872	Kulicke & Soffa Industries, Inc. *	135,928
24,664	Ultratech, Inc. *	424,221
		1,436,712
	SOFTWARE - 0.3%
2,739	Citrix Systems, Inc. *	186,553
16,403	Constant Contact, Inc. *	406,138
203	Fidelity National Information Services, Inc.	14,019
184	Fiserv, Inc. *	15,690
601	Microsoft Corp.	26,156
4,591	Oracle Corp.	170,280
		818,836
	TRANSPORTATION - 0.0%
3,701	Con-way, Inc.	130,275

	TOTAL COMMON STOCK (Cost - $14,476,798)	15,199,954

	EXCHANGE TRADED FUNDS (ETFs) - 94.4%
	EQUITY FUNDS - 94.4%
398,087	iShares Core S&P 500 ETF	79,119,791
960,709	iShares MSCI EAFE ETF	57,613,719
953,157	Market Vectors Gold Miners ETF	13,449,045
604,107	SPDR Consumer Staples Select Sector Fund	28,580,302
509,981	SPDR S&P 500 ETF Trust	100,807,945
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $288,937,659)	279,570,802

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
120	Equity Residential	8,550
5,562	Weyerhaeuser Co.	155,402
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $199,365)	163,952
Contracts
	PURCHASED CALL OPTIONS - 0.0% *
3,900	Global X FTSE Greece 20 ETF
	Expiration December 2015, Exercise Price $15 **	68,250
2,500	Powershares QQQ Trust Series 1
	Expiration October 2015, Exercise Price $116 **	37,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $317,593)	105,750

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

Contracts		Value
	PURCHASED PUT OPTIONS - 0.4% *
1,100	iShares Russell 2000 ETF
	Expiration September 2015, Exercise Price $119 **	$ 438,900
500	iShares Russell 2000 ETF
	Expiration September 2015, Exercise Price $119.50 **	215,000
700	SPDR S&P 500 ETF Trust
	Expiration September 2015, Exercise Price $204.50 **	440,300
	TOTAL PURCHASED PUT OPTIONS (Cost - $348,663)	1,094,200
Shares
	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
2,420,541	BlackRock Liquidity Funds T-Fund - Institutional Shares, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,420,541)	2,420,541

	TOTAL INVESTMENTS - 100.8% (Cost - $306,700,619) (a)	$ 298,555,199
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8) %	(2,368,738)
	NET ASSETS - 100.0%	$ 296,186,461

Contracts		Value
	CALL OPTIONS WRITTEN - (0.0) % *
3,900	Global X FTSE Greece 20 ETF
	Expiration December 2015, Exercise Price $16 **	$ 48,750
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $257,965)	48,750

	PUT OPTIONS WRITTEN - (0.2) % *
1,100	iShares Russell 2000 ETF
	Expiration September 2015, Exercise Price $113 **	73,700
750	Powershares QQQ Trust Series 1
	Expiration October 2015, Exercise Price $106 **	357,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $175,733)	430,700

	TOTAL OPTIONS WRITTEN (Proceeds - $433,698)	$ 479,450

* Non-income producing security.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
+ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2015.

EAFE - Europe, Australasia, Far East
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, not including options written, is $306,444,619 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 1,950,669
	Unrealized depreciation	(10,319,539)
	Net unrealized depreciation	$ (8,368,870)

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS (ETFs) - 98.7%
	BOND FUNDS - 98.7%
231,889	iShares 1-3 Year Treasury Bond ETF	$ 19,659,549
147,605	iShares 3-7 Year Treasury Bond ETF	18,221,837
257,737	iShares MBS ETF	28,137,148
165,728	iShares Short Treasury Bond ETF	18,276,484
131,576	PIMCO Total Return Active ETF	14,036,528
284,638	SPDR Doubleline Total Return Tactical ETF	14,072,503
354,313	Vanguard Short-Term Corporate Bond ETF	28,118,280
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $140,934,299)	140,522,329

Contracts
	PURCHASED CALL OPTIONS - 0.2% *
700	iShares 20+ Year Treasury Bond ETF
	Expiration September 2015, Exercise Price $125 **	7,700
400	iShares 20+ Year Treasury Bond ETF
	Expiration October 2015, Exercise Price $125 **	46,000
400	iShares 20+ Year Treasury Bond ETF
	Expiration September 2015, Exercise Price $128 **	7,200
400	iShares 20+ Year Treasury Bond ETF
	Expiration October 2015, Exercise Price $128 **	24,000
600	iShares 7-10 Year Treasury Bond ETF
	Expiration September 2015, Exercise Price $108 **	15,000
300	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration January 2016, Exercise Price $91 **	7,950
425	iShares MSCI EAFE ETF
	Expiration December 2015, Exercise Price $70 **	4,675
500	iShares US Preferred Stock ETF
	Expiration January 2016, Exercise Price $39 **	17,500
687	iShares US Preferred Stock ETF
	Expiration October 2015, Exercise Price $40 **	3,435
1,400	PowerShares DB US Dollar Index Bullish Fund
	Expiration January 2016, Exercise Price $26 **	42,000
500	Powershares QQQ Trust Series 1
	Expiration October 2015, Exercise Price $116 **	7,500
964	S&P 500 Index
	Expiration January 2016, Exercise Price $235 **	6,266
500	SPDR Dow Jones Industrial Average ETF Trust
	Expiration September 2015, Exercise Price $191 **	500
100	SPDR S&P 500 ETF Trust
	Expiration March 2016, Exercise Price $2,250 **	90,500
100	SPDR Utilities Select Sector Fund
	Expiration March 2016, Exercise Price $2,300 **	46,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $780,540)	326,226

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

Contracts		Value
	PURCHASED PUT OPTIONS - 0.1% *
300	CurrencyShares Euro ETF
	Expiration September 2015, Exercise Price $107 **	$ 4,950
601	iShares 1-3 Year Treasury Bond ETF
	Expiration March 2016, Exercise Price $84 **	18,030
500	iShares 20+ Year Treasury Bond ETF
	Expiration September 2015, Exercise Price $120 **	63,000
1,556	PowerShares DB US Dollar Index Bullish Fund
	Expiration January 2016, Exercise Price $23 **	7,780
1,300	SPDR Utilities Select Sector Fund
	Expiration September 2015, Exercise Price $42.50 **	54,600
	TOTAL PURCHASED PUT OPTIONS (Cost - $171,730)	148,360
Shares
	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUND - 1.2%
1,723,241	BlackRock Liquidity Funds T-Fund - Institutional Shares, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,723,241)	1,723,241

	TOTAL INVESTMENTS - 100.2% (Cost - $143,609,810) (a)	$ 142,720,156
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(294,984)
	NET ASSETS - 100.0%	$ 142,425,172

Contracts		Value
	CALL OPTIONS WRITTEN - (0.0) % *
800	iShares 20+ Year Treasury Bond ETF
	Expiration October 2015, Exercise Price $130 **	$ 32,000
147	iShares 20+ Year Treasury Bond ETF
	Expiration October 2015, Exercise Price $132 **	3,969
150	iShares 20+ Year Treasury Bond ETF
	Expiration October 2015, Exercise Price $135 **	3,300
350	iShares US Real Estate ETF
	Expiration December 2015, Exercise Price $80 **	9,975
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $153,794)	49,244

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

Contracts		Value
	PUT OPTIONS WRITTEN - (0.1) % *
300	CurrencyShares Euro ETF
	Expiration September 2015, Exercise Price $106 **	$ 2,400
300	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration January 2016, Exercise Price $70 **	11,100
500	iShares iBoxx $ High Yield Corporate Bond ETF
	Expiration September 2015, Exercise Price $85 **	39,500
1,400	PowerShares DB US Dollar Index Bullish Fund
	Expiration January 2016, Exercise Price $22 **	2,100
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $180,668)	55,100

	TOTAL OPTIONS WRITTEN (Proceeds - $334,462)	$ 104,344

* Non-income producing security.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
+ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2015.

EAFE - Europe, Australasia, Far East
MBS - Mortgage Backed Securities
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, not including options written, is $143,232,349 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 432,066
	Unrealized depreciation	(1,048,603)
	Net unrealized depreciation	$ (616,537)

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS (ETFs) - 97.6%
	BOND FUNDS - 13.9%
89,168	iShares 1-3 Year Treasury Bond ETF	$ 7,559,663
137,194	iShares Short Treasury Bond ETF	15,129,754
		22,689,417
	EQUITY FUNDS - 83.7%
206,232	iShares Core S&P 500 ETF	40,988,610
453,036	iShares MSCI EAFE ETF	27,168,569
515,123	Market Vectors Gold Miners ETF	7,268,386
286,936	SPDR Consumer Staples Select Sector Fund	13,574,942
241,966	SPDR S&P 500 ETF Trust	47,829,419
		136,829,926

	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost $164,945,487)	159,519,343

Contracts
	PURCHASED CALL OPTIONS - 0.0% *
2,600	Global X FTSE Greece 20 ETF
	Expiration December 2015, Exercise Price $15 **	45,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $56,026)	45,500

	PURCHASED PUT OPTIONS - 0.6% *
2,250	iShares MSCI EAFE ETF
	Expiration September 2015, Exercise Price $61 **	380,250
3,000	SPDR S&P 500 ETF Trust
	Expiration September 2015, Exercise Price $190 **	632,500
	TOTAL PURCHASED PUT OPTIONS (Cost - $1,533,983)	1,012,750

	TOTAL INVESTMENTS - 98.2% (Cost - $166,535,496) (a)	$ 160,577,593
	OTHER ASSETS LESS LIABILITIES - 1.8%	2,905,032
	NET ASSETS - 100.0%	$ 163,482,625

Contracts		Value
	CALL OPTIONS WRITTEN - (0.0) % *
2,600	Global X FTSE Greece 20 ETF
	Expiration December 2015, Exercise Price $16 **	$ 32,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $171,972)	32,500

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

Contracts		Value
PUT OPTIONS WRITTEN - (0.2) % *
2,250	iShares MSCI EAFE ETF
	Expiration September 2015, Exercise Price $57 **	$ 112,500
2,500	SPDR S&P 500 ETF Trust
	Expiration September 2015, Exercise Price $180 **	237,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $57,258)	350,000

	TOTAL OPTIONS WRITTEN (Proceeds - $229,230)	$ 382,500

* Non-income producing security.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

EAFE - Europe, Australasia, Far East
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, not including options written, is $166,306,813 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 400,335
	Unrealized depreciation	(6,512,055)
	Net unrealized depreciation	$ (6,111,720)

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2015

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2015 in valuing the Funds' investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 15,199,954	$ -	$ -	$ 15,199,954
Equity Funds	279,570,802	-	-	279,570,802
Real Estate Investment Trusts	163,952	-	-	163,952
Purchased Call Options	37,500	68,250	-	105,750
Purchased Put Options	1,094,200	-	-	1,094,200
Money Market Funds	2,420,541	-	-	2,420,541
Total	$ 298,486,949	$ 68,250	$ -	$ 298,555,199

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ -	$ 48,750	$ -	$ 48,750
Put Options Written	430,700	-	-	430,700
Total	$ 430,700	$ 48,750	$ -	$ 479,450

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 140,522,329	$ -	$ -	$ 140,522,329
Purchased Call Options	217,575	108,651	-	326,226
Purchased Put Options	143,410	4,950	-	148,360
Money Market Funds	1,723,241	-	-	1,723,241
Total	$ 142,606,555	$ 113,601	$ -	$ 142,720,156

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ 39,269	$ 9,975	$ -	$ 49,244
Put Options Written	50,600	4,500	-	55,100
Total	$ 89,869	$ 14,475	$ -	$ 104,344

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 22,689,417	$ -	$ -	$ 22,689,417
Equity Funds	136,829,926	-	-	136,829,926
Purchased Call Options	-	45,500	-	45,500
Purchased Put Options	1,012,750	-	-	1,012,750
Total	$ 160,532,093	$ 45,500	$ -	$ 160,577,593

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ -	$ 32,500	$ -	$ 32,500
Put Options Written	350,000	-	-	350,000
Total	$ 350,000	$ 32,500	$ -	$ 382,500

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds' policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.
*Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2015

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended August 31, 2015, the Funds' unrealized appreciation/(depreciation) and realized gain on option contracts subject to equity price risk are stated in the table below respectively and serve as an indicator of the volume of derivative activity for the Fund during the period:

	Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)
Horizon Active Asset Allocation Fund	$ 487,942	$ (1,331,095)
Horizon Active Income Fund	(247,566)	(265,010)
Horizon Active Risk Assist Fund	(685,029)	2,573,444

The number of option contracts written and the premiums received during the period ended August 31, 2015 were as follows:

Horizon Active Asset Allocation Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	(5,700)	$ (1,668,149)
Options purchased/written	(13,800)	(1,070,881)
Options closed	500	82,364
Options exercised	-	-
Options expired	13,250	2,222,968
Options outstanding, end of period	(5,750)	$ (433,698)

Horizon Active Income Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	(3,002)	$ (207,786)
Options purchased/written	(10,647)	(620,334)
Options closed	8,302	453,388
Options exercised	-	-
Options expired	1,400	40,270
Options outstanding, end of period	(3,947)	$ (334,462)

Horizon Active Risk Assist Fund
	Written Options
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options purchased/written	(19,550)	(730,162)
Options closed	3,050	64,672
Options exercised	-	-
Options expired	9,150	436,260
Options outstanding, end of period	(7,350)	$ (229,230)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizon Funds

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 10/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 10/29/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 10/29/15